Property, plant and equipment (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at year-end	$ 557,170	$ 517,403	$ 473,646
Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at year-end	59,992	64,368	61,773
Exploration Wells [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	43,103	35,299
Write-offs	(23,733)	(3,664)
Transfers	(18,761)	(29,281)
Property, plant and equipment at year-end	$ 11,213	$ 10,604	$ 8,250